Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Liabilities:
Warrant Liability	$ 17,424,000
VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		$ 31,842,785	$ 22,513,065
Fair Value, Recurring
Assets:
Investment in shares of affiliate stock			1,823,000
Total Assets			1,823,000
Liabilities:
Total Liabilities	17,424,000
Fair Value, Recurring | VPC IMPACT ACQUISITION HOLDINGS [Member]
Assets:
Cash and Investments held in Trust Account		207,396,459	207,376,213
Fair Value, Recurring | Fair Value, Inputs, Level 1
Assets:
Investment in shares of affiliate stock			1,823,000
Total Assets			1,823,000
Liabilities:
Total Liabilities	17,424,000
Fair Value, Recurring | Fair Value, Inputs, Level 1 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Assets:
Cash and Investments held in Trust Account		207,396,459	207,376,213
Fair Value, Recurring | Fair Value, Inputs, Level 2
Assets:
Investment in shares of affiliate stock			0
Total Assets			0
Liabilities:
Total Liabilities	0
Fair Value, Recurring | Fair Value, Inputs, Level 2 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Assets:
Cash and Investments held in Trust Account		0	0
Fair Value, Recurring | Fair Value, Inputs, Level 3
Assets:
Investment in shares of affiliate stock			0
Total Assets			0
Liabilities:
Total Liabilities	0
Fair Value, Recurring | Fair Value, Inputs, Level 3 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Assets:
Cash and Investments held in Trust Account		0	0
Public Warrants | Fair Value, Recurring
Liabilities:
Warrant Liability	17,424,000
Public Warrants | Fair Value, Recurring | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		17,211,878	11,509,147
Public Warrants | Fair Value, Recurring | Fair Value, Inputs, Level 1
Liabilities:
Warrant Liability	17,424,000
Public Warrants | Fair Value, Recurring | Fair Value, Inputs, Level 1 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		17,211,878	11,509,147
Public Warrants | Fair Value, Recurring | Fair Value, Inputs, Level 2
Liabilities:
Warrant Liability	0
Public Warrants | Fair Value, Recurring | Fair Value, Inputs, Level 2 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		0	0
Public Warrants | Fair Value, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Warrant Liability	$ 0
Public Warrants | Fair Value, Recurring | Fair Value, Inputs, Level 3 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		0	0
Private Placement Warrants [Member] | Fair Value, Recurring | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		14,630,907	11,003,918
Private Placement Warrants [Member] | Fair Value, Recurring | Fair Value, Inputs, Level 1 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		0	0
Private Placement Warrants [Member] | Fair Value, Recurring | Fair Value, Inputs, Level 2 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		0	0
Private Placement Warrants [Member] | Fair Value, Recurring | Fair Value, Inputs, Level 3 | VPC IMPACT ACQUISITION HOLDINGS [Member]
Liabilities:
Warrant Liability		$ 14,630,907	$ 11,003,918